CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2019
Capital Stock [Abstract]
Disclosure of detailed information about warrants, activity [Table Text Block]
	2019		2018
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Outstanding, beginning of year	3,959,804	$1.50	7,402,654	$2.00
Issued	50,000	4.03	225,900	2.29
Exercised	(3,959,804)	1.50	(3,511,085)	2.54
Expired	-	-	(157,665)	3.00
Outstanding, end of year	50,000	$4.03	3,959,804	$1.50

Disclosure of detailed information about warrants outstanding [Table Text Block]
		Remaining life	Number
Expiry date	Exercise price	(years)	of warrants
January 11, 2021	$4.03	1.03	50,000

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
	2019		2018
	Number of	Weighted average	Number of	Weighted average
	options	exercised price	options	exercised price
Outstanding, beginning of year	7,627,500	$1.99	4,825,000	$1.24
Issued	1,976,250	7.94	3,487,500	2.66
Exercised*	(795,000)	1.33	(685,000)	0.16
Forfeited	(50,000)	3.24	-	-
Outstanding, end of year	8,758,750	$3.38	7,627,500	$1.99

*The weighted average market value of the Company’s shares at the dates of exercise was $5.96.

Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		Options outstanding		Options exerciseable
		Number of shares	Remaining life	Number of shares
Expiry date	Exercise price	issuable on exercise	(years)	issuable on exercise
June 30, 2020*	$1.88 - $3.24	55,000	0.50	55,000
December 9, 2020	$ 0.16	1,225,000	0.94	1,225,000
October 17, 2021	$ 2.56	100,000	1.80	100,000
December 9, 2021	$ 2.30	1,240,000	1.94	1,240,000
January 3, 2022	$ 2.55	100,000	2.01	100,000
August 4, 2022	$ 1.88	765,000	2.59	765,000
January 2, 2023	$ 1.84	500,000	3.01	500,000
January 4, 2023	$ 1.94	877,500	3.01	877,500
May 31, 2023	$ 2.69	100,000	3.42	100,000
November 11, 2023	$ 3.41	100,000	3.87	100,000
November 13, 2023	$ 3.30	200,000	3.87	200,000
December 14, 2023	$ 3.24	1,520,000	3.96	1,520,000
May 30, 2024	$ 4.54	150,000	4.42	75,000
September 4, 2024	$ 8.21	975,000	4.68	243,750
October 17, 2024	$ 7.89	7,500	4.80	-
December 19, 2024	$ 8.24	843,750	4.97	-
		8,758,750		7,101,250

*Note: the expiry date of these options was modified during 2019. See “Share-based compensation”, below.

Disclosure of detailed information about indirect measurement of fair value of goods or services received, share options granted during period [Table Text Block]
	2019	2018
Expected option life (years)	3.70	4.67
Expected volatility	58.82%	88.62%
Expected dividend yield	-	-
Risk-free interest rate	1.42%	2.00%
Expected forfeiture rate	1.00%	1.00%
Fair value per option	$3.48	$1.74
Total fair value	$6,877,363	$6,069,960

Disclosure of detailed information about share capital, reserves and other equity interest [Table Text Block]
	2019	2018
Balance, beginning of year	$6,196,165	$3,278,378
Share-based compensation, stock options	5,892,457	2,981,855
Stock options exercised, reallocated to capital stock	(635,357)	(64,068)
Stock options forfeited, reallocated to deficit	(83,969)	-
Balance, end of year	$11,369,296	$6,196,165

Disclosure of detailed information about defeerd share unit transactions [Table Text Block]
2019
Outstanding, beginning of year	-
Issued	27,500
Outstanding, end of year	27,500

Disclosure of detailed information about summarizes change in accrued DSU liability [Table Text Block]
2019
Outstanding, beginning of year	$-
Change in accrued DSU liability	241,175
Outstanding, end of year	$241,175